VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the “Portfolio”)

Supplement dated July 31, 2026

to the Portfolio’s Class ADV, Class I, Class R6, Class S,

and Class S2 Shares’ Prospectus, dated May 1, 2026, as supplemented (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

1.The first paragraph of the sub-section entitled “How to Buy and Sell Shares - Distribution Plans and Shareholder Service Plans” is deleted in its entirety and replaced with the following:

Each Portfolio listed in the table below has a distribution and shareholder service plan (the “12b- 1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. Payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Investment Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.60% (0.35% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio except Voya Large Cap Growth Portfolio and Voya U.S. Stock Index Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Voya Large Cap Growth Portfolio, and the annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.53% (0.28% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Voya U.S. Stock Index Portfolio.

2.The line item with respect to the Portfolio in the table in the sub-section of the Prospectus entitled “How to Buy and Sell Shares - Distribution Plans and Shareholder Service Plans” is deleted and replaced with the following:

Portfolio	Class ADV	Class S	Class S2
Voya Large Cap Growth Portfolio	0.50%	0.25%	0.40%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the “Portfolio”)

Supplement dated July 31, 2026

to the Portfolio’s Class ADV, Class I, Class R6, Class S, and Class S2 Shares’ Statement of Additional Information, dated May 1, 2026, as supplemented

(the “SAI”)

Effective immediately, the SAI is revised as follows:

The table in the section of the SAI entitled “Distribution and/or Shareholder Service Plans” is deleted in its entirety and replaced with the following:

				Combined
				Distribution and
			Shareholder	Shareholder
Portfolio	Type of Plan	Distribution Fee	Service Fee	Service Fee
All Portfolios (except Voya Large Cap Growth Portfolio and Voya U.S. Stock Index Portfolio)
Class ADV	Distribution and	0.35%	0.25%	N/A
	Shareholder
	Service Plan
Class S	Shareholder	N/A	0.25%	N/A
	Service Plan
Class S2	Distribution Plan	0.15%	N/A	N/A
	Shareholder	N/A	0.25%	N/A
	Service Plan
Voya Large Cap Growth Portfolio
Class ADV	Distribution and	0.25%	0.25%	N/A
	Shareholder
	Service Plan
Class S	Shareholder	N/A	0.25%	N/A
	Service Plan
Class S2	Distribution Plan	0.15%	N/A	N/A
	Shareholder	N/A	0.25%	N/A
	Service Plan
Voya U.S. Stock Index Portfolio
Class ADV	Distribution and	0.28%	0.25%	N/A
	Shareholder
	Service Plan
Class S	Shareholder	N/A	0.25%	N/A
	Service Plan
Class S2	Distribution Plan	0.15%	N/A	N/A
	Shareholder	N/A	0.25%	N/A
	Service Plan

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE